                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                               ---------------------------

Check here if Amendment [_]; Amendment Number:  -----------
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davis-Rea Ltd.
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Address:   79 Wellington Street West, Suite 3535, PO Box 239
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           Toronto, ON M5K 1J3
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           CANADA
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Form 13F File Number: 28-   13649
                           -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      P. Zachary Curry
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Title:     Chief Operating Officer, Portfolio Manager
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Phone:     416-324-2200
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Signature, Place, and Date of Signing:

 /s/ P. Zachary Curry            Toronto, Ontario        February 7, 2012
--------------------------  --------------------------  ----------------------
  [Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ----------------------

Form 13F Information Table Entry Total:   40
                                         ----------------------

Form 13F Information Table Value Total:   128,219
                                         ----------------------
                                              (thousands)

List of Other Included Managers: none

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------  --------------- ----------- --------- ---------------- ---------- -------- ------------------
                                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS    CUSIP     (X $1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE  SHARED NONE
-------------------------------  --------------- ----------- --------- ------- --- ---- ---------- -------- ------ ------ ----
ALMADEN MINERALS                 COM             020283 10 7      32    13000  SH          SOLE      NONE    13000
BCE INC                          COM NEW         05534B 76 0   10674   252964  SH          SOLE      NONE   252964
BHP BILLITON -ADR-               SPONSORED ADR   05545E 20 9    5207    73717  SH          SOLE      NONE    73717
BANK OF MONTREAL                 COM             063671 10 1    4636    84507  SH          SOLE      NONE    84507
BANK OF NOVA SCOTIA              COM             064149 10 7    8682   172207  SH          SOLE      NONE   172207
BARRICK GOLD                     COM             067901 10 8    6388   140993  SH          SOLE      NONE   140993
BROOKFIELD ASSET MGT-A LVS       CL A LTD VT SH  112585 10 4    4051   147151  SH          SOLE      NONE   147151
CDN IMPERIAL BK OF COMMERCE      COM             136069 10 1    1032    14071  SH          SOLE      NONE    14071
CDN NATURAL RESOURCES            COM             136385 10 1    1461    38999  SH          SOLE      NONE    38999
CENOVUS ENERGY                   COM             15135U 10 9    7457   224509  SH          SOLE      NONE   224509
COTT CORP                        COM             22163N 10 6     189    30000  SH          SOLE      NONE    30000
DANAHER                          COM             235851 10 2    4060    86263  SH          SOLE      NONE    86263
DELCATH SYSTEMS INC              COM             24661P 10 4     114    37500  SH          SOLE      NONE    37500
EMC CORP.                        COM             268648 10 2     209     9718  SH          SOLE      NONE     9718
ELIZABETH ARDEN                  COM             28660G 10 6     204     5500  SH          SOLE      NONE     5500
ENBRIDGE                         COM             29250N 10 5   17530   468746  SH          SOLE      NONE   468746
EXXON MOBIL                      COM             30231G 10 2    5551    65495  SH          SOLE      NONE    65495
FEMALE HEALTH                    COM             314462 10 2      45    10000  SH          SOLE      NONE    10000
GRAN TIERRA ENERGY               COM             38500T 10 1     242    50000  SH          SOLE      NONE    50000
IMPERIAL OIL                     COM NEW         453038 40 8   16208   362824  SH          SOLE      NONE   362824
INTL BUSINESS MACHINES           COM             459200 10 1     617     3357  SH          SOLE      NONE     3357
iSHARES MSCI EMG MRK INDX        MSCI EMERG MKT  464287 23 4     330     8700  SH          SOLE      NONE     8700
iSHARES MSCI EAFE INDX FD        MSCI EAFE INDEX 464287 45 5     279     5632  SH          SOLE      NONE     5632
JOHNSON & JOHNSON                COM             478160 10 4     311     4740  SH          SOLE      NONE     4740
MANULIFE FINANCIAL               COM             56501R 10 6    2333   219019  SH          SOLE      NONE   219019
McDONALDS                        COM             580135 10 1     231     2300  SH          SOLE      NONE     2300
MICROSOFT                        COM             594918 10 4     530    20400  SH          SOLE      NONE    20400
MINES MANAGEMENT                 COM             603432 10 5      34    17000  SH          SOLE      NONE    17000
NEXEN INC                        COM             65334H 10 2     398    25000  SH          SOLE      NONE    25000
ORACLE                           COM             68389X 10 5    5878   229168  SH          SOLE      NONE   229168
PEPSICO                          COM             713448 10 8    1146    17265  SH          SOLE      NONE    17265
POWERSHARE GLD DRGN HAL USX      GOLDEN DRG USX  73935X 40 1     449    22880  SH          SOLE      NONE    22880
PROCTER & GAMBLE                 COM             742718 10 9     689    10330  SH          SOLE      NONE    10330
QUEST RARE MINERALS              COM             74836T 10 1      24    11000  SH          SOLE      NONE    11000
REVETT MINERALS                  COM NEW         761505 20 5      47    10000  SH          SOLE      NONE    10000
ROYAL BANK OF CANADA             COM             780087 10 2    5710   111879  SH          SOLE      NONE   111879
TASMAN METALS                    COM             87652B 10 3      16    10000  SH          SOLE      NONE    10000
THOMPSON CREEK METALS            COM             884768 10 2     105    15000  SH          SOLE      NONE    15000
TIMMINS GOLD                     COM             88741P 10 3     182    95000  SH          SOLE      NONE    95000
TORONTO DOMINION BANK            COM NEW         891160 50 9   14938   199424  SH          SOLE      NONE   199424